Schedule of Investments (unaudited) December 31, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Cochlear Ltd.	25,904	$3,777,888
CSL Ltd.	178,451	38,994,381
Ramsay Health Care Ltd.	72,850	3,495,431
Sonic Healthcare Ltd.	186,969	4,638,431

		50,906,131

Belgium — 0.3%
Galapagos NV(a)	18,720	1,843,382
UCB SA	49,685	5,135,715

		6,979,097

Canada — 0.2%
Bausch Health Companies Inc.(a)	121,352	2,515,625
Canopy Growth Corp.(a)(b)	89,013	2,188,295

		4,703,920

China — 0.6%
Wuxi Biologics Cayman Inc., New(a)(c)	1,139,000	15,100,782

Denmark — 2.7%
Coloplast A/S, Class B	46,680	7,133,020
Genmab A/S(a)	25,526	10,334,600
GN Store Nord A/S	55,904	4,477,099
Novo Nordisk A/S, Class B	655,357	45,961,710

		67,906,429

France — 1.8%
Sanofi	450,559	43,385,848

Germany — 2.2%
Bayer AG, Registered	386,093	22,748,617
Fresenius Medical Care AG & Co. KGaA	82,614	6,893,816
Fresenius SE & Co. KGaA	160,940	7,451,382
Merck KGaA	50,782	8,720,551
QIAGEN NV(a)	90,725	4,712,229
Siemens Healthineers AG(c)	88,710	4,556,556

		55,083,151

Ireland — 0.3%
STERIS PLC	33,417	6,333,858

Japan — 6.8%
Astellas Pharma Inc.	731,375	11,291,702
Chugai Pharmaceutical Co. Ltd.	250,500	13,351,751
Daiichi Sankyo Co. Ltd.	718,800	24,610,955
Eisai Co. Ltd.	116,200	8,297,025
Hoya Corp.	147,500	20,386,702
M3 Inc.	167,900	15,844,348
Olympus Corp.	505,500	11,048,097
Ono Pharmaceutical Co. Ltd.	195,200	5,876,135
Otsuka Holdings Co. Ltd.	218,900	9,367,041
Shionogi & Co. Ltd.	110,000	6,003,681
Sysmex Corp.	65,000	7,806,673
Takeda Pharmaceutical Co. Ltd.	619,192	22,519,889
Terumo Corp.	283,100	11,823,596

		168,227,595

Netherlands — 1.0%
Argenx SE(a)	18,447	5,462,140
Koninklijke Philips NV(a)	358,046	19,179,455

		24,641,595

South Korea — 0.5%
Celltrion Inc.(a)	38,960	12,875,486

Security	Shares	Value

Spain — 0.1%
Grifols SA	116,052	$3,390,851

Switzerland — 9.6%
Alcon Inc.(a)	193,257	12,864,123
Lonza Group AG, Registered	29,265	18,831,305
Novartis AG, Registered	969,564	91,751,828
Roche Holding AG, Bearer	10,684	3,746,864
Roche Holding AG, NVS	276,110	96,519,023
Sonova Holding AG, Registered(a)	21,399	5,567,928
Straumann Holding AG, Registered	4,492	5,241,810
Vifor Pharma AG	17,110	2,690,525

		237,213,406

United Kingdom — 3.8%
AstraZeneca PLC	515,532	51,612,677
GlaxoSmithKline PLC	1,968,410	36,109,419
Smith & Nephew PLC	350,148	7,227,382

		94,949,478

United States — 67.4%
Abbott Laboratories	696,609	76,271,719
AbbVie Inc.	693,585	74,317,633
ABIOMED Inc.(a)	17,699	5,738,016
Agilent Technologies Inc.	121,162	14,356,485
Alexion Pharmaceuticals Inc.(a)	86,120	13,455,389
Align Technology Inc.(a)	28,172	15,054,553
AmerisourceBergen Corp.	57,758	5,646,422
Amgen Inc.	230,176	52,922,066
Anthem Inc.	98,842	31,737,178
Baxter International Inc.	200,771	16,109,865
Becton Dickinson and Co.	113,916	28,504,062
Biogen Inc.(a)	60,481	14,809,378
Bio-Rad Laboratories Inc., Class A(a)	8,405	4,899,611
Boston Scientific Corp.(a)	562,257	20,213,139
Bristol-Myers Squibb Co.	885,803	54,946,360
Cardinal Health Inc.	114,927	6,155,490
Catalent Inc.(a)	64,505	6,713,035
Centene Corp.(a)	227,728	13,670,512
Cerner Corp.	120,013	9,418,620
Cigna Corp.	141,992	29,559,895
Cooper Companies Inc. (The)	19,300	7,012,076
CVS Health Corp.	514,323	35,128,261
Danaher Corp.	248,493	55,200,235
DaVita Inc.(a)	29,567	3,471,166
DENTSPLY SIRONA Inc.	85,866	4,495,944
DexCom Inc.(a)(b)	37,617	13,907,757
Edwards Lifesciences Corp.(a)	244,961	22,347,792
Eli Lilly & Co.	311,990	52,676,392
Gilead Sciences Inc.	492,714	28,705,518
HCA Healthcare Inc.	103,613	17,040,194
Henry Schein Inc.(a)	55,968	3,742,020
Hologic Inc.(a)	101,773	7,412,128
Humana Inc.	51,989	21,329,527
IDEXX Laboratories Inc.(a)	33,418	16,704,656
Illumina Inc.(a)	57,373	21,228,010
Incyte Corp.(a)	73,052	6,354,063
Intuitive Surgical Inc.(a)	46,203	37,798,674
IQVIA Holdings Inc.(a)	75,161	13,466,596
Johnson & Johnson	1,034,709	162,842,502
Laboratory Corp. of America Holdings(a)	38,275	7,790,876
McKesson Corp.	63,732	11,084,269
Medtronic PLC	529,039	61,971,628

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co. Inc.	994,001	$81,309,282
Mettler-Toledo International Inc.(a)	9,414	10,728,948
PerkinElmer Inc.	43,941	6,305,534
Perrigo Co. PLC	53,826	2,407,099
Pfizer Inc.	2,183,872	80,388,328
Quest Diagnostics Inc.	52,773	6,288,958
Regeneron Pharmaceuticals Inc.(a)	41,082	19,847,125
ResMed Inc.	56,936	12,102,316
Stryker Corp.	128,424	31,469,017
Teleflex Inc.	18,277	7,522,265
Thermo Fisher Scientific Inc.	155,775	72,556,879
UnitedHealth Group Inc.	372,924	130,776,988
Universal Health Services Inc., Class B	30,451	4,187,013
Varian Medical Systems Inc.(a)	35,809	6,266,933
Vertex Pharmaceuticals Inc.(a)	102,360	24,191,762
Viatris Inc.(a)	474,134	8,885,271
Waters Corp.(a)	24,329	6,019,481
West Pharmaceutical Services Inc.	29,002	8,216,557
Zimmer Biomet Holdings Inc.	81,369	12,538,149
Zoetis Inc.	186,731	30,903,981

		1,669,121,598

Total Common Stocks — 99.4% (Cost: $1,865,803,493)		2,460,819,225

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	13,380	5,625,109

Total Preferred Stocks — 0.2% (Cost: $4,421,422)		5,625,109

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	15,540,938	$15,550,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,334,000	3,334,000

		18,884,262

Total Short-Term Investments — 0.8% (Cost: $18,878,688)		18,884,262

Total Investments in Securities — 100.4% (Cost: $1,889,103,603)		2,485,328,596

Other Assets, Less Liabilities — (0.4)%		(9,605,465)

Net Assets — 100.0%		$2,475,723,131

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,608,147	$—	$(18,082,652	)(a)	$29,820	$(5,053)	$15,550,262	15,540,938	$163,083	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,864,000	—	(530,000	)(a)	—	—	3,334,000	3,334,000	4,989		—

					$29,820	$(5,053)	$18,884,262		$168,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Healthcare ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P Select Sector Health Care E-Mini Index	76	03/19/21	$8,710	$209,351

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,460,819,225	$—	$—	$2,460,819,225
Preferred Stocks	5,625,109	—	—	5,625,109
Money Market Funds	18,884,262	—	—	18,884,262

	$2,485,328,596	$—	$—	$2,485,328,596

Derivative financial instruments(a)
Assets
Futures Contracts	$209,351	$—	$—	$209,351

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS             Non-Voting Shares

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